Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 28, 2011
AdvisorShares Dent Tactical ETF (Prospectus Summary) | AdvisorShares Dent Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DENT TACTICAL ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Dent Tactical ETF (the "Fund") seeks to provide long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This ratio excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal year, the Fund's portfolio turnover rate was 456% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	456.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights(and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your cost would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund is considered a "fund of funds," that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (the "Underlying
ETFs"), and shares of certain exchange-traded products ("ETPs"), including but not limited to, exchange-traded notes ("ETNs"), exchange-traded currency trusts and exchange-traded commodities pools.  H.S. Dent Investment Management, LLC
(the "Sub-Advisor") seeks to achieve the Fund's investment objective by identifying, through proprietary economic and demographic analysis, the overall trend of the U.S. and global economies, and then implementing investment strategies in asset classes (such as, but not limited to, foreign and domestic equities or fixed income securities) that the Sub-Advisor believes will benefit from these trends. The Sub-Advisor may consider selling an Underlying ETF based on its proprietary model for one or more of the following reasons: the
Underlying ETF price has reached its target, the Underlying ETF's fundamentals or price appear to be deteriorating, or better Underlying ETF selections are believed to have been identified by the Sub-Advisor.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The selection of the Underlying ETFs and ETPs and the allocation of the Underlying ETFs' and ETPs' assets among the various market segments may cause the Fund to underperform other funds with a similar investment objective. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund's performance could suffer if a particular asset class does not perform as expected.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Liquidity Risk. Trading in shares of the Fund, an Underlying ETF or an ETP may be halted because of market conditions or for reasons that, in the view of the
Exchange, make trading in shares inadvisable. In addition, the Fund's investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the Fund.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Portfolio Turnover Risk.  The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Trading Risk. Shares of the Fund may trade below their net asset value ("NAV").
The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the
Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying Fund Investment Risk. Through its investments in the Underlying ETFs and ETPs, the Fund will be subject to the risks associated with the Underlying
ETFs' and ETPs' investments, including the possibility that the value of the securities held by an Underlying ETF or ETP could decrease. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall asset allocation and
Underlying ETF or ETP allocation.

   o  Commodities Risk. Because certain Underlying ETFs and ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities will have a disproportionate impact on such Underlying ETFs and ETPs. An Underlying ETF's or ETP's investment in commodities or commodity-linked derivative instruments may subject the ETF or ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage.
      The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

   o  Concentration Risk. An Underlying ETF or ETP may, at various times, concentrate in the securities or commodities of a particular industry, group of industries, or sector. When an Underlying ETF or ETP is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

   o  Credit Risk. Certain Underlying ETFs and ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the Underlying ETF's or ETP's share price to fall. The Underlying ETFs and ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

   o  Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF's or ETP's investments in, or an ETN's exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the
      U.S. dollar.

   o  Equity Risk. The prices of equity securities in which an Underlying ETF or ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

   o  Fixed Income Risk.  An Underlying ETF's investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the Fund's yield or share price.

   o  Foreign Currency Risk. Currency movements may negatively impact the value of an
      Underlying ETF or ETP portfolio security even when there is no change in the value of the security in the issuer's home country.  Certain Underlying ETFs and ETPs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETFs and ETPs may if there is volatility in currency exchange rates.

   o  Foreign Securities Risk. An Underlying ETF's investments in, or an ETP's exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions,  or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the
      United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

   o  High Yield Risk. An Underlying ETF may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments.

   o  Income Risk. An Underlying ETF or ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an
      Underlying ETF's  or ETP's income producing investments may decline which then may adversely affect the Fund's value.

   o  Interest Rate Risk. An Underlying ETF's investments in, or an ETP's exposure to, fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETF's or ETP's yield will change over time. During periods when interest rates are low, an Underlying ETF's or ETP's yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an
      Underlying ETF or issuer of an ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

   o  Investment Risk. Similar to an investment in the Fund, an investment in an
      Underlying ETF or ETP is not a bank deposit and is not insured or guaranteed by the
      Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF or ETP.
      Further, there is no guarantee that an Underlying ETF or ETP will be able to achieve its objective.

   o  Large-Cap Risk. An Underlying ETF or ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies or the market as a whole.

   o  Mid-Cap Risk. An Underlying ETF or ETP may invest in mid-cap companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the market as a whole.

   o  Real Estate Investment Trusts ("REITs") Risk. Certain of the Underlying ETFs invest in
      REITs. An Underlying ETF's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

   o  Small Cap Risk. An Underlying ETF may invest in small-cap companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when small-cap stocks fall behind other types of investments - large-cap stocks, for instance - the Underlying ETF's performance could be reduced.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

Risk, Lose Money	rr_RiskLoseMoney	The Fund may experience losses with respect to its investment in an Underlying ETF or ETP.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Similar to an investment in the Fund,an investment in an Underlying ETF or ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the S&P 500 Index, which is a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date total return as of September 30, 2011 was (1.61)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

                 Return      Quarter/Year
Highest Return     6.54%         3Q/2010
Lowest Return    (8.20) %         2Q/2010

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2010
AdvisorShares Dent Tactical ETF (Prospectus Summary) | AdvisorShares Dent Tactical ETF | AdvisorShares Dent Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	For at least a year from the date of this Prospectus.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.20%)
AdvisorShares Dent Tactical ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2009
AdvisorShares Dent Tactical ETF | AdvisorShares Dent Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.95%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	1.31%
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	2.41%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.65%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,688
Annual Return 2010	rr_AnnualReturn2010	4.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2009
AdvisorShares Dent Tactical ETF | AdvisorShares Dent Tactical ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2009
AdvisorShares Dent Tactical ETF | AdvisorShares Dent Tactical ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2009

[1]	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including exchange-traded notes and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
[2]	The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.50% of the Fund's average daily net assets for at least a year from the date of this Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board of Trustees, (ii) may be terminated by the Advisor upon ninety days' prior written notice to the Trust, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights(and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.